Nature of Operations and Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the unaudited condensed consolidated balance sheets that together reflect the same amounts shown in the unaudited condensed consolidated statements of cash flows (in thousands):

	As of September 30,	As of December 31,
	2023	2022
Cash and cash equivalents	$1,954	$2,184
Restricted cash	26	—

Total cash, cash equivalents, and restricted cash	$1,980	$2,184